Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2016
Amounts Due from Related Companies/ Related Party Transactions [Abstract]
Schedule of total rental income
	For the years ended September 30,
	2016	2015	2014
	US$(’000)	US$(’000)	US$(’000)
Total rental income	$44,972	$44,852	$47,820